Schedule of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 10,570	$ 17,637
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	1,739	3,613
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	8,831	14,024
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	1,910	2,299
Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,055	11,666
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,605	3,672
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue	3,949	10,496
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	1,408	3,110
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 5,213	$ 4,031